Leases And Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
The Company’s future minimum rental payments for all operating leases having initial or remaining noncancelable lease terms in excess of one year are as follows ($ in millions):

2017	$187.0
2018	148.6
2019	118.5
2020	88.4
2021	60.6
Thereafter	137.9

Warranty Accrual
The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

Balance, December 31, 2016	$75.8
Accruals for warranties issued during the period	12.3
Settlements made	(13.9)
Effect of foreign currency translation	0.7
Balance, March 31, 2017	$74.9

The following is a rollforward of the Company’s accrued warranty liability ($ in millions):

	2016	2015
Balance, January 1	$73.8	$73.0
Accruals for warranties issued during the year	62.3	58.9
Settlements made	(61.2)	(62.7)
Additions due to acquisitions	1.4	7.8
Effect of foreign currency translation	(0.5)	(3.2)
Balance, December 31	$75.8	$73.8